Fair Value	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Fair Value	Fair Value
(1) Fair Value of Financial Instruments by Category
Carrying amount and fair value of financial instruments by category as of December 31, 2024 and 2025, are as follows:

(in millions of Korean won)	December 31, 2024			December 31, 2025
	Carrying amount	Fair value		Carrying amount	Fair value
Financial assets
Cash and cash equivalents	₩ 3,716,680		[1]	₩ 3,506,971		[1]
Trade and other receivables
Financial assets measured at amortized cost[2]	7,380,901		[1]	7,572,857		[1]
Financial assets at fair value through other comprehensive income	114,774	114,774		107,644	107,644
Other financial assets
Financial assets measured at amortized cost	962,653		[1]	1,476,527		[1]
Financial assets at fair value through profit or loss	1,029,926	1,029,926		774,557	774,557
Financial assets at fair value through other comprehensive income	1,665,368	1,665,368		2,423,277	2,423,277
Derivative financial assets for hedging	445,471	445,471		315,537	315,537
Total	₩ 15,315,773			₩ 16,177,370
Financial liabilities
Trade and other payables	₩ 7,214,174		[1]	₩ 6,693,177		[1]
Borrowings	10,520,690	10,423,619		10,785,572	9,722,743
Other financial liabilities
Financial liabilities at amortized cost	942,135		[1]	999,020		[1]
Financial liabilities at fair value through profit or loss	132,011	132,011		105,810	105,810
Derivative financial liabilities for hedging purpose	3	3		13,862	13,862
Total	₩ 18,809,013			₩ 18,597,441
1The Group did not conduct fair value estimation since the book amount is a reasonable approximation of the fair value.
2Lease receivables are excluded from fair value disclosure in accordance with IFRS 7.
(2)    Fair Value Hierarchy
To provide an indication about the reliability of the inputs used in determining fair value, the Group classifies its financial instruments into the three levels prescribed under the accounting standards.
Financial instruments that are measured at fair value are categorized by the fair value hierarchy, and the defined levels are as follows:
•Level 1: The fair value of financial instruments traded in active markets is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.
•Level 2: The fair value of financial instruments that are not traded in active markets is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.
•Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3.
Fair value hierarchy classifications of the financial assets and financial liabilities that are measured at fair value disclosed in fair value as of December 31, 2024 and 2025, are as follows:

	December 31, 2024
(in millions of Korean won)	Level 1	Level 2	Level 3	Total
Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	₩ —	₩ 114,774	₩ —	₩ 114,774
Other financial assets
Financial assets at fair value through profit or loss	5,620	181,694	842,612	1,029,926
Financial assets at fair value through other comprehensive income	1,317,120	5,418	342,830	1,665,368
Derivative financial assets for hedging	—	445,471	—	445,471
Investment properties	—	—	6,899,105	6,899,105
Total	₩ 1,322,740	₩ 747,357	₩ 8,084,547	₩ 10,154,644
Liabilities
Borrowings	₩ —	₩ 10,423,619	₩ —	₩ 10,423,619
Other financial liabilities
Financial liabilities at fair value through profit or loss	—	—	132,011	132,011
Derivative financial liabilities for hedging purpose	—	3	—	3
Total	₩ —	₩ 10,423,622	₩ 132,011	₩ 10,555,633

(in millions of Korean won)	December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	₩ —	₩ 107,644	₩ —	₩ 107,644
Other financial assets
Financial assets at fair value through profit or loss	3,562	64,237	706,758	774,557
Financial assets at fair value through other comprehensive income	2,044,434	5,319	373,524	2,423,277
Derivative financial assets for hedging	—	315,537	—	315,537
Investment properties	—	—	7,773,591	7,773,591
Total	₩ 2,047,996	₩ 492,737	₩ 8,853,873	₩ 11,394,606
Liabilities
Borrowings	₩ —	₩ 9,722,743	₩ —	₩ 9,722,743
Other financial liabilities
Financial liabilities at fair value through profit or loss	—	432	105,378	105,810
Derivative financial liabilities for hedging purpose	—	13,862	—	13,862
Total	₩ —	₩ 9,737,037	₩ 105,378	₩ 9,842,415
(3)    Transfers Between Fair Value Hierarchy Levels of Recurring Fair Value Measurements
1)    Details of transfers between Level 1 and Level 2 of the fair value hierarchy for recurring fair value measurements
There are no transfers between Level 1 and Level 2 of the fair value hierarchy for the recurring fair value measurements.
2)    Details of changes in Level 3 of the fair value hierarchy for recurring fair value measurements.
Details of changes in Level 3 of the fair value hierarchy for the recurring fair value measurements as of December 31, 2024 and 2025, are as follows:

	2024
	Financial assets		Financial liabilities
(in millions of Korean won)	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial liabilities at fair value through profit or loss
Beginning balance	₩ 768,832	₩ 444,026	₩ 134,561
Acquisition	109,198	1,011	—
Reclassification	51,194	(45)	(5,772)
Disposal	(36,663)	—	—
Amount recognized in profit or loss 1,	(49,949)	—	3,222
Amount recognized in other comprehensive income	—	(102,162)	—
Ending balance	₩ 842,612	₩ 342,830	₩ 132,011
1The recognition of gains and losses on financial liabilities measured at fair value through profit or loss consists of derivative valuation losses.

	2025
	Financial assets		Financial liabilities
	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial liabilities at fair value through profit or loss
Beginning balance	₩ 842,612	₩ 342,830	₩ 132,011
Acquisition	37,709	100,146	—
Reclassification	(31,423)	(4,795)	—
Disposal	(46,904)	(146)	(381)
Amount recognized in profit or loss 1,	(95,236)	—	(26,252)
Amount recognized in other comprehensive income	—	(64,511)	—
Ending balance	₩ 706,758	₩ 373,524	₩ 105,378
1The recognition of gains and losses on financial liabilities measured at fair value through profit or loss consists of derivative valuation gains and losses.
(4)    Valuation Technique and the Inputs
Valuation techniques and inputs used in the recurring, non-recurring fair value measurements and disclosed fair values categorized within Level 2 and Level 3 of the fair value hierarchy as of December 31, 2024 and 2025, are as follows:

	December 31, 2024
(in millions of Korean won)	Fair value	Level	Valuation techniques	Inputs
Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	₩ 114,774	2	DCF Model	Guaranteed bond interest rate
Other financial assets
Financial assets at fair value through profit or loss	1,024,306	2,3	DCF Model, Adjusted Net Asset Model, Market Approach Model T-F Model	Market Interest rate, Underlying asset price
Financial assets at fair value through other comprehensive income	348,248	2,3	DCF Model, Market Approach Model	Discount rate
Derivative financial assets for hedging	445,471	2	DCF Model	Market observation discount rate
Investment properties	6,899,105	3	DCF Model
Liabilities
Borrowings	₩ 10,423,619	2	DCF Model	Bond interest rate
Other financial liabilities
Financial liabilities at fair value through profit or loss	132,011	3	Binomial Option Pricing Model	Treasury Bond Interest rate
Derivative financial liabilities for hedging	3	2	DCF Model	Market observation discount rate

	December 31, 2025
(in millions of Korean won)	Fair value	Level	Valuation techniques	Inputs
Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	₩ 107,644	2	DCF Model	Guaranteed bond interest rate
Other financial assets
Financial assets at fair value through profit or loss	770,995	2,3	DCF Model, Adjusted Net Asset Model, Backsolve Model, T-F Model	Market Interest rate
Financial assets at fair value through other comprehensive income	378,843	2,3	DCF Model, Hull-White model, LSMC model, Backsolve Model, T-F Model	Discount rate
Derivative financial assets for hedging	315,537	2	DCF Model	Market Interest rate
Investment properties	7,773,591	3	DCF Model
Liabilities
Borrowings	₩ 9,722,743	2	DCF Model	Bond interest rate
Other financial liabilities
Financial liabilities at fair value through profit or loss	105,810	2,3	Binomial Option Pricing Model,	Treasury Bond Interest rate
Derivative financial liabilities for hedging	13,862	2	DCF Model	Market Interest rate
(5)    Valuation Processes for Fair Value Measurements Categorized Within Level 3
The Group uses external experts that perform the fair value measurements required for financial reporting purposes. External experts report directly to the chief financial officer (CFO) and discuss the valuation processes and results with the CFO in line with the Group’s closing dates.